Financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
6.1.    Accounting policy
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
6.1.1.    Financial assets
6.1.1.1.        Description of the different financial assets
The Company holds financial assets for all its businesses due to the nature of its activities. In order to facilitate the understanding of the financial statements and the underlying businesses, the financial asset line items presented in the statement of financial position are shown by business activity that generated the assets, how these are measured, and where in the statement of profit or loss the results generated by such assets are classified.

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the profit or loss statement where results generated are presented

Cash and cash equivalents and Short-term investments	Managing of liquidity of the business	FVPL	Interest income - Other financial income Fair value gain or losses - Other financial income Foreign exchange gain or losses - Financial expenses, net
Financial assets from banking solutions	Corresponds to regulatorily required amounts to be maintained in certain specified assets as reserve requirements for deposits of banking customers	Deposits at BACEN – Amortized cost Government securities – FVPL	Interest income - Financial income Fair value gain or losses - Financial income
Accounts receivable from card issuers	Corresponds to amounts receivable from card issuers for transactions that acquiring business processes. The balances do not bear interest. Receivables are regularly sold before their maturity as part of the funding strategy	FVOCI	Cost of funding on sale of receivables - Financial expenses, net Foreign exchange gain or losses on balances of transactions in foreign currency - Financial expenses, net
Trade accounts receivable	Loans designated at FVPL - Corresponds to loans granted to customers of the acquiring business up to June 30, 2021	FVPL as voluntarily designated loans to be measured at FVPL	Interest income - Financial income Fair value gain or losses - Financial income
Trade accounts receivable	All other items - Corresponds to amounts due by customers of the acquiring business for transaction services and equipment rental and of the software business for services provided.	Amortized cost	Allowance for expected credit losses - Cost of services Interest and penalties for late payment - Other financial income
Loans operations portfolio	Corresponds to credit (working capital loans and balances due by credit card)granted to customers as from March 1, 2023	Amortized cost	Interest income - Financial income Allowance for expected credit losses - Cost of services Foreign exchange gains or losses on balance of credit card in foreign currency – Financial expenses, net

Derivative financial instruments assets	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to acquiring businesses and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net

For those designated in a cash flow hedge relationship:

Ineffective portion of change in fair value - Financial expenses, net

Effective portion of change in fair value once reclassified from OCI - Financial expenses, net
Long-term investments	Corresponds to investments in equity interests with no significant influence.	FVPL or FVOCI	FVOCI - Other comprehensive income FVPL - Other financial income / Mark-to-market on equity securities designated at FVPL
6.1.1.2.    Initial recognition and measurement
Financial assets are classified at initial recognition as subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVPL”).
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transactions costs, in the case of a financial asset not at FVPL. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 – Revenue from Contracts with Customers.
For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at FVPL, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at FVOCI are held within a business model with the objective of both, holding to collect contractual cash flows and selling.
Financial assets at FVPL include financial assets held for trading, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVOCI, as described above, debt instruments may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
6.1.1.3.    Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories, as described as follows:
6.1.1.3.1. Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost include trade accounts receivable, other assets, loans operation portfolio originated from March 1, 2023 and receivables from related parties, since they are held to collect payments of principal and interest and meet the SPPI test.
6.1.1.3.2. Financial assets at FVOCI with recycling of cumulative gains and losses (debt instruments)
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. This category is the most relevant to the Group and it corresponds solely to accounts receivable from card issuers.
6.1.1.3.3. Financial assets at FVOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
Upon initial recognition, the Group can irrevocably elect to classify its equity investments as equity instruments designated at FVOCI when they meet the definition of equity under IAS 32 – Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other financial income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group elected to irrevocably classify some of the equity investments under this category, included in long-term investments.
6.1.1.3.4. Financial assets at FVPL
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
This category includes (i) bonds and investment funds under short-term investment and some equity investments under long-term investments, which the Group had not irrevocably elected to classify at FVOCI, and (ii) derivative financial instruments.
6.1.1.4.    Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized of the consolidated statement of financial position when:
•The contractual rights to receive cash flows from the asset have expired; or
•The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Group has transferred substantially all the risks and rewards of the asset, or (ii) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
The derecognition of a financial asset by the Group occurs manly in the definitive assignment of Accounts receivable from card issuers to third parties without substantial retention of risks and benefits of the assigned financial asset and without continuing involvement. The difference between the consideration received by the Group for the financial asset and its carrying amount is recognized under ¨Financial expenses, net¨.
6.1.1.5.    Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments measured at amortized cost or FVOCI. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
For the loans operations portfolio, the Group applies general approach in calculating ECLs, considering delinquency information, internal risk classification and risk parameters (“PD” – probability of default, “LGD” – loss given default and “EAD” – exposure at default), resulting in three-stage levels.
For all other financial assets subject to ECL, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.
See details about ECL estimation procedures in Note 6.2.1.
6.1.2.    Financial liabilities
6.1.2.1.        Description of the funding strategy including different financial liabilities of the Financial Services segment
The Group’s different businesses require funding, in particular the Financial Services acquiring business, to be able to provide liquidity to customers mainly through the prepayment of the transactions processed by the Group or other acquirers and by providing them with loans. Different forms of funding are sought, some of which comprise indebtedness presented as financial liabilities in the statement of financial position. The Group also fund its activities by selling accounts receivables on a fully non-recourse basis and passing to the counterparts all the risks and benefits of such assets (Note 6.1.1.1 - Accounts receivable from card issuers). In order to facilitate an understanding of the financial statements and how they relate to the underlying business the financial liabilities line items presented in the statement of financial position are summarized by the business activity that generates such liabilities, showing how they are measured and where in their results are classified in the statement of profit or loss.

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the profit or loss statement where results generated are presented

Deposits from banking customers	Amounts held by banking customers on their payment accounts.	Amortized cost	The financial liability generally does not result in the recognition of gain or losses
Accounts payable to clients	Amounts payable to merchants for transactions for acquiring business processes. The balances do not carry interest. Amounts are early redeemed of the contractual due date at a discount	Amortized cost	Gain for the prepayment of payables at a discount - Financial income
Borrowings and financing	Financing obtained from third parties as part of the funding strategy	Amortized cost	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net
Obligations to FIDC quota holders	Financing obtained through consolidated structured entities - FIDCs	Amortized cost	Financial expenses, net

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the profit or loss statement where results generated are presented
Derivative financial instruments liabilities	Corresponds to derivative entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to the acquiring business and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net

For those designated in a cash flow hedge relationship:

Ineffective portion of change in fair value - Financial expenses, net

Effective portion of change in fair value once reclassified from OCI - Financial expenses, net
Other liabilities - contingent consideration	Corresponds to contingent payments from business combinations	FVPL	Interest expenses - Financial expenses, net Fair value gain or losses - Other income (expenses), net
6.1.2.2.        Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, amortized cost or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.
The Group’s financial liabilities include accounts payable to clients, trade and other liabilities, borrowings and financing, and derivative financial instruments.
Accounts payable to clients represent amounts due to accredited clients related to credit and debit card transactions, net of interchange fees retained by card issuers and assessment fees disbursed to payment scheme networks as well as the Group’s net merchant discount rate fees which are collected by the Group as an agent.
6.1.2.3.        Subsequent measurement
The measurement of financial liabilities depends on their classification, as described as follows.
6.1.2.3.1. Financial liabilities at FVPL
Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9 – Financial Instruments. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. This category includes derivative financial instruments and contingent consideration included in other liabilities.
6.1.2.3.2. Financial liabilities at amortized cost
After initial recognition, financial liabilities classified in this category are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is classified as Financial expenses, net in the statement of profit or loss.
This category includes all financial liabilities, except derivative financial instruments and contingent consideration included in other liabilities. This category is the most significant to the Group.
6.1.2.4.        Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
6.1.3.    Fair value of financial instruments
The Group measures financial instruments such as derivatives, at fair value at each statement of financial position date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability; or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
The Group uses the following hierarchy to determine and disclose the fair value of financial instruments through measurement technique:
•Level I: quoted prices in active markets for identical assets or liabilities;
•Level II: other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly; and
•Level III: techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
6.1.4.    Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position, only if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
As of December 31, 2023, and 2022, the Group has no financial instruments that meet the conditions for recognition on a net basis.
6.1.5.    Derivative financial instruments
From time to time, the Group uses derivative financial instruments to manage currency and interest rate risks. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Some of the Group’s derivative financial instruments are used as cash flow hedge accounting instruments. The effective portion of gains or losses arising from changes in the fair value of these derivatives are usually recognized in equity, in “Other comprehensive income.” The ineffective portion is recognized in the statement of profit or loss, in “Financial expenses, net.” For the hedged item classified as a financial instrument measured at amortized cost using the EIR method, the amount accumulated in the cash flow hedge reserve is reclassified to profit or loss when the hedged cash flows impact the statement of profit or loss. The method applied by the Group to reclassify the amounts is as follows: (i) the accrual interest portion of the derivative is also measured by the EIR method and recognized in the statement of profit or loss, in “Financial expenses, net”, following the hedged item accrual; and (ii) the remaining amounts related to fair value of hedging instrument is a temporal effect recognized in OCI at each reporting date, ultimately being recognized in profit or loss upon the liquidation of the hedging instrument (Note 6.9.1).
The Group also uses derivative financial instruments as an economic hedge. These instruments are measured at FVPL and recorded as an asset or liability under Derivative financial instruments (Note 6.9.2).
Certain agreements entered into by the Company for the acquisition of subsidiaries and associates include call options to acquire additional interests in the investees, which are classified as embedded derivatives. Each of the options is measured at FVPL in accordance with pre-determined formulas and recorded in the consolidated statement of financial position as an asset under Derivative financial instruments (Note 6.9.).
6.2.    Significant judgments, estimates and assumptions
6.2.1.    Measurement of loss allowance for expected credit losses
6.2.1.1 Loans operations portfolio
The Group calculates an expected credit loss allowance for its loans based on statistical models that consider both internal and external historical data, negative credit information and guarantees, among which information addressing the behavior of each debtor. The Group calculates its loans operations portfolio in three stages:
(i)Stage 1: corresponds to loans that do not present significant increase in credit risk since origination;
(ii)Stage 2: corresponds to loans that presented significant increase in credit risk subsequent to origination; and
The Group determines Stage 2 based on following criteria:
(a)absolute criteria: financial asset overdue more than 30 days, or;
(b)relative criteria: In addition to the absolute criteria, the Group analyzes the evolution of the risk of each financial instrument on a monthly basis, comparing the current behavior score attributed to each client with that attributed at the time of recognition of the financial asset. Behavioral scoring considers credit behavior variables, such as default on other products and market data about the customer. When the credit risk increases significatively since origination, the Stage 1 operations is moved to Stage 2.

For Stage 2, a cure criterion is applied when the financial asset no longer meet the criteria for a significant increase in credit risk, as mentioned above, and the loan is moved to Stage 1.
(iii)Stage 3: corresponds to impaired loans.
The Group determine Stage 3 based on following criteria:
(a)absolute criteria: financial asset overdue more than 90 days, or;
(b)relative criteria: indicators that the financial asset will not be paid in full without activating a guarantee or financial guarantee.

The indication that an obligation will not be paid in full includes the tolerance of financial instruments that imply the granting of advantages to the counterparty following the deterioration of the counterparty's credit quality.
The Group also assumes a cure criterion for Stage 3, with respect to the counterparty's repayment capacity, such as the percentage of total debt paid or the time limit to liquidate current debt obligations.
Management regularly seeks forward looking perspectives for future market developments including macroeconomic scenarios as well as its portfolio risk profile. Management may adjust the ECL resulting from the models above in order to better reflect this forward looking perspective.
The information about the ECLs on the Group’s Loans operations portfolio to clients are disclosed in Note 6.6.
6.2.1.2.    Accounts receivable from card issuers
The macroeconomic scenario is facing significant challenges due to the prolonged persistence of high-interest rates, closely monitored by the group. This challenging situation is impacting various agents of the economy, including card issuers.
Continuous monitoring of this challenging scenario is crucial for the decisions on the provision and how we estimate ECLs within the Group. We estimate ECLs based on available external (including ratings from major agencies) and internal information. The Group monitors credit risk of issuers.
6.2.1.3.    Trade accounts receivable
The provision rates are based on days past due for groupings of various client segments that have similar loss patterns (e.g., by product type, customer type and rating).
The provision is initially based on the Group’s historical observed default rates. The Group calibrates to adjust the historical credit loss experience with forward-looking information every year.
The information about the ECLs on the Group’s Accounts receivable from card issuers and Trade accounts receivable are disclosed in Notes 6.4.2 and 6.5.2 respectively.
6.2.2.    Fair value measurement of financial instruments
When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flow (“DCF”) model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.
6.3.    Short and Long-term investments

	Short-term		Long-term
	Listed securities	Unlisted securities	Listed securities	Unlisted securities	2023

Bonds(a)
Brazilian sovereign bonds	2,954,236	—	—	—	2,954,236
Structured notes linked to Brazilian sovereign bonds	—	473,259	—	—	473,259
Corporate bonds	51,933	—	—	—	51,933
Equity securities(b)	—	—	—	45,702	45,702
Investment funds(c)	—	2,068	—	—	2,068
	3,006,169	475,327	—	45,702	3,527,198

Current					3,481,496
Non-current					45,702

	Short-term		Long-term
	Listed securities	Unlisted securities	Listed securities	Unlisted securities	2022

Bonds(a)
Brazilian sovereign bonds	926,559	—	—	—	926,559
Structured notes linked to Brazilian sovereign bonds	—	2,176,019	—	—	2,176,019
Corporate bonds	349,540	—	—	—	349,540
Equity securities(b)	—	—	182,139	32,626	214,765
Investment funds(c)	—	1,654	—	—	1,654
	1,276,099	2,177,673	182,139	32,626	3,668,537

Current					3,453,772
Non-current					214,765

(a)As of December 31, 2023, bonds of listed securities are mainly linked to the CDI and SELIC benchmark interest rates.
(b)Comprised of common shares of listed and unlisted entities. These assets are measured at fair value. The Group selects the assets for recognition at fair value, from the existing listed and unlisted equity instruments, through profit or loss (“FVPL”) or other comprehensive income (“FVOCI”). Fair value of unlisted equity instruments as of December 31, 2022, was determined based on negotiations of the securities.
•Assets at FVPL
    Comprised of Banco Inter S.A. (“Banco Inter”) shares, acquired in June, 2021. During the first quarter of 2023, the Group sold its remaining interest in Banco Inter of 16.8 million shares. The shares were sold at a price of R$ 12.96, equivalent to R$ 218,105. The change in fair value of equity securities at FVPL for the year ended December 31, 2023 was a gain of R$ 30,574 (2022 was a loss of R$ 853,056), which was recognized in the statement of profit or loss.
•Assets as FVOCI
    On December 31, 2023 and 2022, these comprised of common shares in entities that are not traded in an active market.
    The change in fair value of equity securities at FVOCI for the year ended December 31, 2023 was R$ 1,912 (2022 – R$ (6,971), which was recognized in other comprehensive income.
(c)Comprised of foreign investment fund shares.
Short-term investments are denominated in Brazilian Reais and U.S. Dollars.
6.4.    Accounts receivable from card issuers
6.4.1.    Composition of accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers for the transactions of clients with card holders, performed in the ordinary course of business.

	2023	2022

Accounts receivable from card issuers(a)	23,364,806	20,053,392
Accounts receivable from other acquirers(b)	667,922	718,228
Allowance for expected credit losses	(55,619)	(22,763)
	23,977,109	20,748,857

Current	23,895,512	20,694,523
Non-current	81,597	54,334

(a)Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
Part of the Group’s cash requirement are to make prepayments to acquiring customers which are satisfied by the definitive sale of receivables to third parties. When such sales of receivables is carried out to entities in which the Group has subordinated shares or quotas, the receivables sold remain in statement of financial position, as these entities are consolidated in the financial statements. As of December 31, 2023 a total of R$ 467,622 were consolidated through FIDC ACR FAST, of which the Group has subordinated shares (2022 - R$ nil). When the sale of receivables is carried out to with non-controlled entities and for transactions where continuous involvement is not present, the amounts transferred are derecognized from the accounts receivable from card issuers. As of December 31, 2023, the sale of receivables that were derecognized from accounts receivables from card issuers in the statement of financial position represent the main form of funding used for the prepayment business.
Accounts receivable held by FIDCs guarantee the obligations to FIDC quota holders.
6.4.2.    Allowance for expected credit losses of accounts receivable from card issuers
The Group records an allowance for expected credit losses of accounts receivable from card issuers based on expected credit losses that consider the expected nature and level of risk associated with receivables and the information about the different issuers. The Group recognizes additional allowance for card issuers upon increases in the credit risk. (Notes 6.1.1.5 and 6.2.1.2).

	2023	2022

At January 1	22,763	15,103
Charge for the year	53,090	22,818
Reversal	(20,234)	(15,158)
At December 31	55,619	22,763
6.5.    Trade accounts receivable
6.5.1.    Composition of trade accounts receivable
Trade accounts receivables are amounts due from clients mainly related to subscription services and equipment rental.

	2023	2022

Accounts receivable from subscription services	293,304	294,516
Accounts receivable from equipment rental	114,252	135,479
Chargeback	72,401	58,302
Services rendered	51,456	36,089
Cash in transit	24,172	21,521
Receivables from registry operation	22,347	35,150
Loans designated at FVPL	—	26,866
Allowance for expected credit losses	(117,553)	(108,434)
Others	28,101	22,557
	488,480	522,046

Current	459,947	484,722
Non-current	28,533	37,324

6.5.2.    Allowance for expected credit losses of trade accounts receivable

	2023	2022

At January 1	108,434	80,418
Charge for the year	82,946	94,093
Reversal	(17,668)	(13,181)
Write-off	(56,159)	(52,896)
At December 31	117,553	108,434

6.6.    Loans operations portfolio
Portfolio balances by product and maturity:

2023

Credit card	3,131
Working capital	309,677
Loans operations portfolio, gross	312,808

Allowance for expected credit losses	(62,061)
Loans operations portfolio, net of allowance for expected credit losses	250,747

Current	209,957
Non-current	40,790
6.6.1.    Aging by maturity

2023
Balances not yet due
<= 30 days	14,376
30 < 60 days	30,670
61 < 180 days	110,957
181 < 360 days	113,323
361 < 720 days	41,573
> 720 days	61
310,960

Balances overdue by
<= 30 days	947
30 < 90 days	799
91 < 180 days	99
181 < 360 days	3
1,848

Loans operations portfolio, gross	312,808
6.6.2.    Gross carrying amount
Reconciliation of gross portfolio of loans operations, segregated by Stages:

Stage 1	2022	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	3,131	3,131
Working capital	—	(19,561)	(309)	5,369	313	310,470	296,282
	—	(19,561)	(309)	5,369	313	313,601	299,413

Stage 2	2022	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(5,369)	(970)	19,561	62	(1,089)	12,195
	—	(5,369)	(970)	19,561	62	(1,089)	12,195

Stage 3	2022	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(313)	(62)	309	970	296	1,200
	—	(313)	(62)	309	970	296	1,200

Consolidated 3 stages	2022	Acquisition / (Settlement)	2023

Credit card	—	3,131	3,131
Working capital	—	309,677	309,677
	—	312,808	312,808

6.6.3.    Allowance for expected credit losses of loans operations

Stage 1	2022	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	200	200
Working capital	—	(5,487)	(216)	628	27	62,624	57,576
	—	(5,487)	(216)	628	27	62,824	57,776

Stage 2	2022	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(628)	(654)	5,487	5	(765)	3,445
	—	(628)	(654)	5,487	5	(765)	3,445

Stage 3	2022	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Acquisition / (Settlement)	2023
Credit card	—	—	—	—	—	—	—
Working capital	—	(27)	(5)	216	654	2	840
	—	(27)	(5)	216	654	2	840

Consolidated 3 stages	2022	Acquisition / (Settlement)	2023

Credit card	—	200	200
Working capital	—	61,861	61,861
	—	62,061	62,061
6.7.    Financial assets from banking solutions and deposits from banking customers
As required by BACEN regulation, financial assets arising from deposits from banking customers in payment accounts must be fully deposited in government securities, and/or deposits at BACEN ("CCME").
In December 31, 2023, the Group had R$ 53,785 of payments in transit from banking customer accounts (2022 - R$ 243,782).
6.8.    Borrowings and financing and obligations to FIDC quota holders
6.8.1.    Composition of borrowings and financing and obligations to FIDC quota holders

	Average annual interest rate %	Original date of issuance	Original maturity	Current portion	Non-current portion	2023

Obligations to FIDC TAPSO quota holders (6.8.3.3)	CDI Rate* + 1.85%	Jul/23	Jul/24	53,103	—	53,103
Obligations to FIDC ACR FAST quota holders (6.8.3.4)	CDI Rate* + 1.12%	Jul/23	Not applicable	452,128	—	452,128
Obligations to FIDC quota holders				505,231	—	505,231

Leases (6.8.3.5)	105.1% to 151.8% of CDI Rate*	Not applicable	Jan/23 to Jun/29	30,227	143,456	173,683
Bonds (6.8.3.6)	3.95% USD	Jun/21	Jun/28	2,922	2,399,776	2,402,698
Bank borrowings (6.8.3.7)	CDI + 1.30% to CDI + 1.94% p.a.	(Several)	Up to six months	1,321,348	—	1,321,348
Receivables backed securities (6.8.3.8)	CDI + 2.28% p.a.	Sep/23	Sep/26	3,316	98,702	102,018
Debentures (6.8.3.9)	CDI + 1.95% p.a.	Nov/23	Oct/26	16,953	997,281	1,014,234
Borrowings and financing				1,374,766	3,639,215	5,013,981

				1,879,997	3,639,215	5,519,212

	Average annual interest rate %	Original date of issuance	Original maturity	Current portion	Non-current portion	2022

Obligations to FIDC AR III quota holders (6.8.3.2)	CDI Rate* + 1.50%	Aug/20	Aug/23	952,780	—	952,780
Obligations to FIDC TAPSO quota holders (6.8.3.3)	CDI Rate* + 1.80%	Sep/19	Feb/23	22,468	—	22,468
Obligations to FIDC quota holders				975,248	—	975,248

Leases (6.8.3.5)	105.1% to 151.8% of CDI Rate*	Not applicable	Jan/23 to Jun/29	55,583	144,564	200,147
Bonds (6.8.3.6)	3.95% USD	Jun/21	Jun/28	4,007	2,583,861	2,587,868
Bank borrowings (6.8.3.7)	CDI + 0.95% p.a. to CDI + 1.44% p.a.	(Several)	Three to eighteen months	1,787,817	45	1,787,862
Borrowings and financing				1,847,407	2,728,470	4,575,877

				2,822,655	2,728,470	5,551,125

(*)     “CDI Rate” (Brazilian Certificado de Depósito Interbancário), which is an average of interbank overnight rates in Brazil, the average rate of December 31, 2023 was 13.04% (2022 – 12.38%).
6.8.2.    Changes in borrowings and financing and obligations to FIDC quota holders

	2022	Additions	Disposals	Payment of principal	Payment of interest	Business Combination	Changes in Exchange Rates	Interest	2023

Obligations to FIDC AR III quota holders (Note 6.8.3.2)	952,780	—	—	(937,499)	(67,975)	—	—	52,694	—
Obligations to FIDC TAPSO quota holders (Note 6.8.3.3)	22,468	50,000	—	(20,000)	(3,021)	—	—	3,656	53,103
Obligations to FIDC ACR FAST quota holders (Note 6.8.3.4)	—	514,752	—	(75,004)	(2,413)	—	—	14,793	452,128
Leases (Note 6.8.3.5)	200,147	67,417	(21,225)	(72,815)	(13,764)	—	156	13,767	173,683
Bonds (Note 6.8.3.6)	2,587,303	—	—	—	(96,157)	—	(188,440)	99,992	2,402,698
Bank borrowings (Note 6.8.3.7)	1,788,427	4,088,209	—	(4,489,681)	(246,739)	—	(4,326)	185,458	1,321,348
Receivables backed securities (Note 6.8.3.8)	—	97,734	—	—	—	—	—	4,284	102,018
Debentures (Note 6.8.3.9)	—	995,676	—	—	—	—	—	18,558	1,014,234
	5,551,125	5,813,788	(21,225)	(5,594,999)	(430,069)	—	(192,610)	393,202	5,519,212

Current	2,822,655								1,879,997
Non-current	2,728,470								3,639,215

	2021	Additions	Disposals	Payment of principal	Payment of interest	Business Combination	Changes in Exchange Rates	Interest	2022

Obligations to FIDC AR III quota holders (Note 6.8.3.2)	2,206,043	—	—	(1,250,000)	(211,058)	—	—	207,795	952,780
Obligations to FIDC TAPSO quota holders (Note 6.8.3.3)	21,131	—	—	—	(1,515)	—	—	2,852	22,468
Leases (Note 6.8.3.5)	273,455	64,658	(52,913)	(85,229)	(14,600)	—	176	14,600	200,147
Bonds (Note 6.8.3.6)	2,764,610	—	—	—	(103,134)	—	(185,153)	110,980	2,587,303
Bank borrowings (Note 6.8.3.7)	2,697,641	3,499,986	—	(4,605,452)	(97,317)	4,464	—	289,105	1,788,427
Debentures (Note 6.8.3.9)	399,509	—	—	(404,317)	(17,374)	—	—	22,182	—
	8,362,389	3,564,644	(52,913)	(6,344,998)	(444,998)	4,464	(184,977)	647,514	5,551,125

Current	3,873,561								2,822,655
Non-current	4,488,828								2,728,470
6.8.3.    Description of borrowings and financing and obligations to FIDC quota holders
In the ordinary course of the business, the Group funds its prepayment business through a mix of own cash, debt and receivables sales.
6.8.3.2.    Obligations to FIDC AR III quota holders
The first series of FIDC AR III senior quotas maturing after 36 months, with a grace period of 15 months to repay the principal amount. During the grace period, the payment of interest is made every three months. After this period, the amortization of the principal and the payment of interest is every three months. Upon its maturity on August 2023 the fund was liquidated.
6.8.3.3.    Obligations to FIDC TAPSO quota holders
In March 2021, the Group negotiated an amendment of the contract to postpone the payment date of the principal to March 2022.
In February 2022, the Group negotiated an amendment of the contract to postpone the payment date of the principal to March 2023. The mezzanine quotas were settled on March 2, 2023. Upon maturity of the mezzanine quotas, in July 2023 the Group negotiated new issuance of TAPSO Senior Quotas.
6.8.3.4.    Obligations to FIDC ACR FAST quota holders
This FIDC ACR FAST was issued with the Group as a sponsor as well as a quota holder. This is the first open-end fund with third parties, in which the Group holds subordinated quotas, resulting in the consolidation of the whole structure. The main goal of this structure is to access the money market funds sector. Being, an open-end fund, redemptions are settled 30 days after requested by quota holders.
6.8.3.5.    Leases
The Group has lease contracts for various items of offices, vehicles and software in its operations. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.
6.8.3.6.    Bonds
Bonds were issued in 2021, raising USD 500 million in seven year notes with a final yield of 3.95%. The total issuance was R$ 2,510,350 (R$ 2,477,408 net of the offering transaction costs, which will be amortized over the tenure of the debt). The Group has entered into a hedge to protect its currency risk (Note 6.9.1).
6.8.3.7.    Bank borrowings
The Group issued bilateral unsecured term loans, with multiple counterparties and maturities up to six months. The principal and the interest of this type of loan are mainly paid at the date of maturity. The proceeds of these loans were used mainly for prepayments to acquiring customers.
6.8.3.8.    Receivables backed securities
On September 6, 2023, a Certificate of Real Estate Receivables ("CRI") was issued by Opea Securitizadora S.A., raising R$ 100,000 in a three year note bearing interest at CDI + 1.30% p.a.. The CRI security is backed by commercial notes issued by Stone Pagamentos as well as STNE Participações S.A.. This is the first funding structure of the Company to access retail and with institutional investors.
6.8.3.9. Debentures
On June 12, 2019 Stone Pagamentos approved the issuance of simple, secured and non-convertible debentures, sole series, for public distribution, with restricted distribution efforts, as amended, in the total amount of up to R$ 400,000, settled on July 1, 2022. The Debentures were secured by Stone Pagamentos accounts receivable from card issuers and bear interest at a rate of 109.0% of the CDI rate.
On November 8, 2023 the subsidiary MNLT concluded its first issuance of debentures placing R$ 1,000,000 with a three year maturity at CDI + 1.75% p.a. The debentures are guaranteed by both Stone Pagamentos and by the Company being the first corporate issuance by the Group in the Brazilian capital markets.
6.9.    Derivative financial instruments, net

	2023	2022
Cross-currency interest rate swap used as hedge accounting instrument (Note 6.9.1)	(311,445)	(190,902)
Non-deliverable forward used as economic hedge instrument (Note 6.9.2)	(4,097)	(6,395)
Call options to acquire additional interest in subsidiaries	3,553	23,983
Derivative financial instruments, net	(311,989)	(173,314)
6.9.1.    Hedge accounting – Financial liabilities
During 2021, the Group entered into hedge operations to protect its inaugural dollar bonds (Note 6.8.3.6), subject to foreign exchange exposure using cross-currency interest rate swap contracts. Additionally, in May 2023, the Group entered into hedge operations to protect bank borrowings (Note 6.8.3.7), subject to foreign exchange exposure using cross-currency interest rate swap contracts. The transactions have been designated for hedge accounting and classified as cash flow hedge of the variability of the designated cash flows of the US Dollar denominated bonds / bank borrowings due to changes in the exchange rate. The effective portion of the derivative's gain or loss is initially reported as a component of accumulated other comprehensive income, recorded in a specific equity account, and subsequently reclassified into earnings in the same period the hedge object affects earnings, while any ineffective portion, when applicable, is immediately recognized in profit or loss. The details of the cross-currency swaps and their financial position as of December 31, 2023, are presented as follows.

Notional in US$	Notional in R$	Pay rate in local currency	Trade date	Due date	Fair value as of 2023 – Asset (Liability)	Loss recognized in income in 2023(a)	Loss recognized in OCI (net of tax), in 2023(b)	Fair value as of 2022 – Asset (Liability)

50,000	248,500	CDI + 2.94%	June 23, 2021	June 16, 2028	(26,967)	(86,656)	6,784	(15,274)
50,000	247,000	CDI + 2.90%	June 24, 2021	June 16, 2028	(26,359)	(72,213)	6,958	(14,836)
50,000	248,500	CDI + 2.90%	June 24, 2021	June 16, 2028	(27,625)	(74,618)	7,215	(15,961)
75,000	375,263	CDI + 2.99%	June 30, 2021	June 16, 2028	(43,894)	(50,137)	9,994	(26,179)
50,000	250,700	CDI + 2.99%	June 30, 2021	June 16, 2028	(29,705)	(42,826)	8,998	(17,846)
50,000	250,110	CDI + 2.98%	June 30, 2021	June 16, 2028	(29,207)	(50,705)	16,871	(17,403)
25,000	127,353	CDI + 2.99%	July 15, 2021	June 16, 2028	(16,495)	(21,254)	(7,334)	(10,374)
25,000	127,353	CDI + 2.99%	July 15, 2021	June 16, 2028	(16,573)	(16,887)	3,114	(10,455)
50,000	259,890	CDI + 2.96%	July 16, 2021	June 16, 2028	(37,516)	(21,703)	14,526	(24,793)
25,000	131,025	CDI + 3.00%	August 6, 2021	June 16, 2028	(18,487)	(20,321)	(8,295)	(12,101)
25,000	130,033	CDI + 2.85%	August 10, 2021	June 16, 2028	(19,391)	(17,178)	2,751	(12,917)
25,000	130,878	CDI + 2.81%	August 11, 2021	June 16, 2028	(19,226)	(16,181)	2,564	(12,763)
50,000	248,500	CDI + 1.80%	May 22, 2023	November 22, 2023	(13,308)	(13,308)	—	—
				Net amount	(324,753)	(503,987)	64,146	(190,902)

(a)Recognized in the statement of profit or loss, in “Financial expenses, net.” The amount recognized in 2022 was a loss of R$ 459,289.
(b)Recognized in equity, in “Other comprehensive income.” The balance in the cash flow hedge reserve as of December 31, 2023 is a loss of R$ 197,188 (2022 - loss of R$ 261,366).
In 2023 the Group paid R$ 305,990 (2022 - R$$274,407.00) for coupon on the cross-currency swaps above.
6.9.2.    Economic hedge
6.9.2.1.    Currency hedge
The Group is party to non-deliverable forward (“NDF”) contracts with different counterparties approved by the Board of Directors following the Counterparty Policy to hedge its foreign currency risk in U.S. Dollar and Euro. The Group uses those derivatives to hedge foreign currency risk associated with two exposures: (i) the cash position it holds and (ii) certain software purchase agreements.

	2023
	Minimum Rate	Maximum Rate	Notional	Gain (loss)

NDF Dollar	4.8220	4.9400	6,460	19,116
NDF Euro	5.3208	5.3715	570	(447)

	2022
	Minimum Rate	Maximum Rate	Notional	Gain (loss)

NDF Dollar	5.1900	5.3200	65,500	25,827
6.9.2.2.    Interest rates hedge
The Group mitigates the interest rate risk generated by the gap between its prepayment business (fixed rate) and its funding activities (either fixed or floating) with mixed maturities. This hedge is executed over-the-counter ("OTC") with multiple financial institutions following its Counterparty Policy.

	2023
	Minimum Rate	Maximum Rate	Maturity is up to	Notional	Gain (loss)

Interest rate swaps (Fixed rate to CDI)	10.2%	14.3%	May/25	6,079,500	(7,328)

	2022
	Minimum Rate	Maximum Rate	Maturity is up to	Notional	Gain (loss)

Interest rate swaps (Fixed rate to CDI)	9.1%	14.3%	April/24	5,225,105	(9,262)
6.10.    Financial risk management
The Group’s activities expose it to market, liquidity, credit, and counterparty risks. The two main market risks for the Group are interest rates and exchange rates. Interest rate risk arises as the Group’s originates assets at fixed rates (credit card prepayment and loans) and with funding through fixed and floating rates with unmatched maturities of such assets. The second risk arises from fluctuations in exchange rates among Brazilian Reais and the currencies of countries where the Group has subsidiaries in addition to its indebtedness and expenses denominated in currencies other than the Brazilian Real. The Group’s main liquidity risk in potential its inability to raise financing to continue its prepayment business, which although not a legal obligation, is a significant component of its revenues. The counterparty risk is mainly generated by the counterparties with which the Group engages for financial contracts for hedging, investments and committed funding, in addition to its inherent credit risk exposure to credit card issuers.
The Board of Directors has approved policies, including a counterparties policy, and limits for its financial risk management. The Group uses financial derivatives only to mitigate market risk exposures. It is the Group’s policy not to engage in derivatives for speculative purposes. Different levels of managerial approval are required for entering into financial instruments depending on its nature and the type of risk associated.
The Group’s Financial risk management is carried out by the Risk Management Area.
6.10.1.    Credit risk
Credit risk is defined as the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the Group’s exposures to third parties, including in positions classified in cash and cash equivalents, derivative financial instruments and deposits with banks and other financial institutions, as well as from its operating activities, primarily related to accounts receivable from financial institutions licensed by card companies, including outstanding receivables and commitments as well from its loans portfolio to customers.
The carrying amount of financial assets reflects the expected credit exposure.
6.10.1.1.    Financial instruments and cash deposits
Credit risk from balances with banks and financial institutions is managed in accordance with the Group’s internal policies. Investments of surplus funds and the use of derivative instruments are only conducted with carefully selected financial institutions.
6.10.1.2.    Accounts receivable from card issuers
Card issuers once accepted by the networks issue cards that when transact are processed by acquirers like us. Card issuer have different risk profiles.
The Group, with frequency associated with the availability of new information or new financial indicators of card issuers, carries out assessments of these companies, aiming to identify potential risks. Payment scheme networks have credit risk mitigation mechanisms that vary by network that are available to acquirers like the Group. To date, the Group has not incurred any significant loss from card issuer receivables.
6.10.1.3.    Loans designated at FVPL
The Group's credit risk policy is based on the following internal criteria: classification of customers, usage of the acquiring solution, historical payments performance and trends, default rates, risk-adjusted return on allocated economic capital, and external factors such as: interest rates, benchmark default levels, consumption seasonality, among others.
The Group strictly controls the credit exposure of customers and counterparties, acting to manage expected default levels on a timely basis. Losses are based on the customer's payment history and expected payment patterns per risk and transactions profile.
6.10.1.4    Loans operations portfolio
Working capital and credit cards are available solely to individuals and businesses that are existing customers of the Group through acquiring.
Working capital loans rely on the main repayment source and collateral future receivables of customers while credit card line limits may be unsecured; the line is generally a portion of the total credit line available to a particular customer based on credit appetite and risk rating.
6.10.2.    Market risk
Market risk is the risk that arises from a possible financial loss from changes in the fair value or future cash flows of financial instruments due to changes in market conditions.
In the ordinary course of the business, the Group executes financial transactions which are subject to market variables, therefore exposed to market risk. Global treasury manages those exposures to minimize the impacts of fluctuations of market prices on the Group’s activities.
Market risk comprises mainly: foreign exchange risk, interest rate risk and equity price risk. The effects of market factors on the financial statements are discussed below.
Financial instruments affected by market risk include loans and borrowings, deposits, derivative financial instruments, cash, and cash equivalents denominated in foreign currencies, and short-term investments denominated in foreign currencies.
6.10.2.1.    Interest rate risk
Short-term investments, borrowings and financing, and obligations to FIDC quota holders accrue interest at the CDI linked rates, the Brazilian benchmark floating rate and therefore incur future cash flow risks, but no fair value risks.
The Group’s interest rate risk arises from certain assets (mostly cash and equivalents, short-term investments and accounts receivables and the loans operations portfolio) and liabilities (loans, financing, obligations to FIDC) with different benchmarks (fixed or floating) and maturity dates. The Group may mitigate its exposure by executing derivative transactions in which it will collect floating rates (CDI) and pay fixed rates.
6.10.2.2.    Foreign currency risk
The Group has assets and liabilities in foreign currencies. Operations include cash and short-term investments in multiple countries in Latin American currencies, in addition to TPV processed in foreign exchange. However, significant capital expenditures (Pin Pads & POS, and data center equipment) and regular expenses (cloud and software fees) are incurred in US Dollars and Euros. The Global Treasury strategy is to hedge the foreign currency-denominated cash, debt and certain capital expenditures on any currency other than Brazilian Reais. The total foreign currency results on the year ended December 31, 2023 was loss of R$ (13,580) a relatively small financial result, mainly from the interest rate differential on the US Dollar/Brazilian Real, despite high relative currency volatility observed in the same period, showing a well-balanced risk management.
The bonds issued by the Group, and other debt in foreign currencies are hedged on a cash flow hedge arrangement, in which all critical terms of the bonds (US Dollars denomination, coupon payment schedule, and interest rate) are matched with the hedging instrument.
The Group’s exposure to foreign currency changes for all other currencies is not material.
6.10.2.3.    Risk Assessment: Value-at-Risk and Scenario Analysis
Market risk is managed and monitored, by risk factor, using the value-at-risk (“VaR”) methodology. To integrate all the risk factors, the Group adopts a more conservative approach.
The Group conducts a study on how market variables would impact the Group’s financial statements based on Historical Value at Risk models.

Risk Factor	Asset/ Liability	VaR 1 day (thousands)	VaR 10 days (thousands)	VaR 60 days (thousands)

Interest Rates	Accounts receivables from credit card issuers, Accounts payables to clients and interest rate swaps	297	941	2,304
Foreign Currency Exchange	USD denominated asset/liabilities/derivatives	6	19	46
The VaR figures are meaningful only under normal market conditions, thereby cushioning the effects of turmoil in financial markets.
6.10.2.4    Equity price risk
Equity price risk is the risk that the fair values of equities decrease as the result of changes in the level of equity and individual stocks. The Group is exposed to equity price risk as it holds, as of December 31, 2023, R$ 45,702 (2022 - R$ 214,765) in listed and unlisted equity securities (Note 6.3).
6.10.3.    Liquidity risk
Cash flow forecasting is performed for the operating entities of the Group and aggregated by the Group’s finance team. The Group’s finance team monitors rolling forecasts of liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn borrowing facilities so that the Group does not breach borrowing limits on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, compliance with internal statement of financial position ratio targets and, if applicable, external regulatory or legal requirements.
Surplus cash held by the operating entities is invested in interest-earning bank accounts, time deposits, money market deposits and marketable securities, choosing instruments with appropriate maturities or sufficient liquidity to provide adequate margin as determined by the above-mentioned forecasts. At the statement of financial position date, the Group held short-term investments of R$ 3,481,496 (2022 - R$ 3,453,772) that are expected to readily generate cash inflows for managing liquidity.
The table below analyzes the Group’s non-derivative financial liabilities to maturity. Derivative financial liabilities are not included in the analysis as their contractual maturities are not essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

December 31, 2023
Deposits from banking customers	6,119,455	—	—	—
Accounts payable to clients	19,163,672	35,455	—	—
Trade accounts payable	513,877	—	—	—
Borrowings and financing	1,371,845	1,344,545	5,049,235	—
Obligations to FIDC quota holders	505,231	—	—	—
Other liabilities	119,526	160,079	250,425	—
	27,793,606	1,540,079	5,299,660	—

December 31, 2022
Deposits from banking customers	4,023,679	—	—	—
Accounts payable to clients	16,542,963	35,775	—	—
Trade accounts payable	596,044	—	—	—
Borrowings and financing	2,255,110	431,180	1,231,989	2,729,500
Obligations to FIDC quota holders	1,028,562	—	—	—
Other liabilities	145,605	268,544		—
	24,591,963	735,499	1,231,989	2,729,500
6.11.    Fraud risk
The Group’s exposure to operational risk from fraud is the risk that a misuse, or a wrongful or criminal deception will lead to a financial loss for one of the parties involved on a bankcard transaction. Fraud involving bankcards includes unauthorized use of lost or stolen cards, fraudulent applications, counterfeit or altered cards, and the fraudulent use of a cardholder’s bankcard number for card-not-present transactions.
While the costs of most fraud involving bankcards remain with either the issuing financial institution or the client, the Group is occasionally required to cover fraudulent transactions in the following situations:
•Where clients also contract anti-fraud services rendered by the Group entities; or
•Through the chargeback process if the Group does not follow the minimum procedures, including the timely communication to all involved parties about the occurrence of a fraudulent transaction.
The Group is also exposed to potential liability if fraudulent agents use false identities to access credit and banking products, which could increase credit risk exposure as well as the liability towards clients and third parties in case of any damages. Criminals are using increasingly sophisticated methods to engage in illegal activities such as counterfeiting and fraud. Failure to effectively manage risk and prevent fraud would increase credit liabilities and default rates of credit solutions, and subject the Group to potential fines by regulators.
6.12.    Financial instruments by category
6.12.1.    Financial assets by category

	Amortized cost	FVPL	FVOCI	Total

December 31, 2023
Short and Long-term investments	—	3,481,496	45,702	3,527,198
Financial assets from banking solutions	5,250,496	1,147,402	—	6,397,898
Accounts receivable from card issuers	5,877	—	23,971,232	23,977,109
Trade accounts receivable	488,480	—	—	488,480
Loans operations portfolio	250,747	—	—	250,747
Derivative financial instruments(a)	—	4,182	—	4,182
Receivables from related parties	2,512	—	—	2,512
Other assets	518,362	—	—	518,362
	6,516,474	4,633,080	24,016,934	35,166,488

December 31, 2022
Short and Long-term investments	—	3,636,687	31,850	3,668,537
Financial assets from banking solutions	—	3,960,871	—	3,960,871
Accounts receivable from card issuers	6,992	—	20,741,865	20,748,857
Trade accounts receivable (b)	495,180	26,866	—	522,046
Derivative financial instruments(a)	—	36,400	—	36,400
Receivables from related parties	10,053	—	—	10,053
Other assets	571,881	—	—	571,881
	1,084,106	7,660,824	20,773,715	29,518,645

(a)Derivative financial instruments as of December 31, 2023 of R$ 311,445 (2022 – R$ 190,902) were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in the OCI.
(b)The amount classified as FVPL refers to loans granted to customers up to June 30, 2021 (Notes 6.5.1 and 6.10.1.3).
6.12.2.    Financial liabilities by category

	Amortized cost	FVPL	Total

December 31, 2023
Deposits from banking customers	6,119,455	—	6,119,455
Accounts payable to clients	19,199,127	—	19,199,127
Trade accounts payable	513,877	—	513,877
Borrowings and financing	5,013,981	—	5,013,981
Obligations to FIDC quota holders	505,231	—	505,231
Derivative financial instruments	—	316,171	316,171
Other liabilities	119,526	410,504	530,030
	31,471,197	726,675	32,197,872

December 31, 2022
Deposits from banking customers	4,023,679	—	4,023,679
Accounts payable to clients	16,614,513	—	16,614,513
Trade accounts payable	596,044	—	596,044
Borrowings and financing	4,575,877	—	4,575,877
Obligations to FIDC quota holders	975,248	—	975,248
Derivative financial instruments	—	209,714	209,714
Other liabilities	144,893	611,279	756,172
	26,930,254	820,993	27,751,247
6.13.    Fair value measurement
6.13.1.    Assets and liabilities by fair value hierarchy
The following table presents an analysis of financial instruments measured at fair values by fair value hierarchy level:

	2023		2022
	Fair value	Hierarchy level	Fair value	Hierarchy level

Assets measured at fair value
Short and Long-term investments(a) (b)	3,527,198	I /II	3,668,537	I /II
Financial assets from banking solutions (b)	1,147,402	I	3,960,871	I
Accounts receivable from card issuers(c)	23,971,232	II	20,741,865	II
Trade accounts receivable(d)	—	N/A	26,866	III
Derivative financial instruments(e)	4,182	II	36,400	II
	28,650,014		28,434,539

Liabilities measured at fair value
Derivative financial instruments(e)	316,171	II	209,714	II
Other liabilities(f)(g)	410,504	III	611,279	III
	726,675		820,993

(a)Listed securities are classified as Level I and unlisted securities classified as Level II, determining fair value using valuation techniques, which employ the use of market observable inputs.
(b)Sovereign bonds are priced using quotations from Anbima public pricing method.
(c)For Accounts receivable from card issuers measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items.
(d)As of December, 31, 2023, this loan was designated at FVPL with a portfolio gain of R$ 21,534 (2022 - gain of R$ 7,902). The total net cashflow effect was an inflow of R$ 48,400 (2022 - R$ 496,600). The fair value of loans are valued using valuation techniques, which employ the use of market unobservable inputs, and therefore are classified as Level III in the faie value hierarchy.
(e)The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Derivative financial instruments are valued using valuation techniques, which employ the use of observable market inputs.
(f)These are contingent considerations included in Other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formulae explicit in the contracts with selling shareholders. The significant unobservable inputs used in the fair value measurement of contingent consideration categorized as Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.
(g)The Group issued put options for Reclame Aqui’s non-controlling interests, in the 2022 business combination. For the non-controlling shareholder amounts the Group has elected as an accounting policy that the put options derecognize the non-controlling interests at each reporting date as if it was acquired at that date and recognize a financial liability at the present value of the amount payable on exercise of the non-controlling interests put option. The difference between the financial liability and the non-controlling interests derecognized at each period is recognized as an equity transaction. The amount of R$ 178,721 was recorded in the consolidated statement of financial position as of December 31, 2023 as a financial liability under Other liabilities (2022 - R$ 264,291).
As of December 31, 2023 and 2022, there were no transfers between the fair value measurements of Level I and Level II and between the fair value measurements of Level II and Level III.
6.13.2. Fair value of financial instruments not measured at fair value
The table below presents a comparison of the book value and fair value of the financial instruments of the Group, other than those with carrying amounts that reasonably approximate fair values:

	2023		2022
	Book value	Fair value	Book value	Fair value

Financial assets
Loans operations portfolio	250,747	250,877	—	—
	250,747	250,877	—	—
Financial liabilities
Accounts payable to clients	19,199,127	18,685,622	16,614,513	16,025,373
Borrowings and financing	5,013,982	4,692,866	4,575,877	4,564,864
	24,213,109	23,378,488	21,190,390	20,590,237
6.14.    Capital management
The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for new opportunities.
In order to maintain or adjust the capital structure of the Group, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.
The Group monitors its capital structure based on standard leverage and capitalization metrics, and its strategy is to keep a positive balance of adjusted net cash.
The adjusted net cash as of December 31, 2023 and 2022 was as follows:

	2023	2022

Cash and cash equivalents	2,176,416	1,512,604
Short-term investments	3,481,496	3,453,772
Financial assets from banking solutions	6,397,898	3,960,871
Accounts receivable from card issuers	23,977,109	20,748,857
Derivative financial instruments(a)	629	12,418
Adjusted cash	36,033,548	29,688,522

Deposits from banking customers	(6,119,455)	(4,023,679)
Accounts payable to clients	(19,199,127)	(16,614,513)
Borrowings and financing(b)	(4,840,299)	(4,375,730)
Obligations to FIDC quota holders	(505,231)	(975,248)
Derivative financial instruments	(316,171)	(209,714)
Adjusted debt	(30,980,283)	(26,198,884)

Adjusted net cash	5,053,265	3,489,638

(a)Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)Borrowings and financing exclude the effects of leases liabilities recognized under IFRS 16.
Although capital is managed considering the consolidated position, some subsidiaries in Brazil are subject to minimum regulatory capital requirements established by BACEN.
The Company has a dedicated, centralized regulatory capital management team, which reports directly to the Chief Risk Officer (“CRO”), who has ultimate responsible for capital adequacy. The structure has the objective of ensuring compliance with the current regulation and capital management processes regulatorily required. Additionally, the area has procedures and routines to plan capital adequacy requirement considering current and potential risks.